Summary of Significant Accounting Policies (Details) - USD ($)				3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Dec. 30, 2021	Jan. 01, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Effective Income Tax Rate				6.89%	0.00%	0.00%		3.41%
Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption	7,500,000	7,500,000					7,500,000	7,727,686
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs							$ 4,663,218	$ 4,663,218
Over-Allotment Option [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs								$ 125,227
Subsequent Event [Member] | Over-Allotment Option [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs			$ 125,227